Directors' and key management remuneration - Additional information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Director	Dec. 31, 2016 USD ($) Director	Dec. 31, 2015 USD ($) Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration incurred	$ 31,543,000	$ 44,218,000	$ 44,231,000
Aggregate pension contribution to defined contribution plans	415,000	3,461,000	1,049,000
Other employment costs	$ 2,122,000	$ 2,295,000	$ 2,320,000
Defined Benefit Plan
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | Director	0	1	1
Defined Contribution Plans
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | Director	2	2	1
Rio Tinto plc [member]
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration incurred	$ 12,624,000	$ 10,630,000	$ 6,385,000
Aggregate pension contribution to defined contribution plans	135,000	69,000	52,000
Rio Tinto Limited [member]
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate pension contribution to defined contribution plans	0	0	0
Aggregate remuneration including pension contributions and other retirement benefits	$ 535,000	$ 1,696,000	$ 6,375,000